Interest Income and Interest Expense - Schedule of Composition of Interest Income and Inflation-indexing (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure of detailed information about hedged items [line items]
Totals	$ 749,685	$ 855,330
Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	982	1,982
Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	153	1,102
Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	395,148	477,208
Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	199,465	157,850
Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	148,167	167,796
Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	34,872	52,789
Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	5,064	4,563
Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	(34,166)	(7,960)
Hedged of interest [member]
Disclosure of detailed information about hedged items [line items]
Totals	575,856	738,425
Hedged of interest [member] | Investments under Agreements to Resell [Member]
Disclosure of detailed information about hedged items [line items]
Totals	982	1,982
Hedged of interest [member] | Loans and receivables to banks [member]
Disclosure of detailed information about hedged items [line items]
Totals	153	1,102
Hedged of interest [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	295,515	414,026
Hedged of interest [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	92,661	96,880
Hedged of interest [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	146,919	167,715
Hedged of interest [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	17,973	38,655
Hedged of interest [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	2,998	3,852
Hedged of interest [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	18,655	14,213
Hedged of inflation adjustments [member]
Disclosure of detailed information about hedged items [line items]
Totals	173,829	116,905
Hedged of inflation adjustments [member] | Commercial loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	99,633	63,182
Hedged of inflation adjustments [member] | Mortgage loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	106,804	60,970
Hedged of inflation adjustments [member] | Consumer loans [member]
Disclosure of detailed information about hedged items [line items]
Totals	1,248	81
Hedged of inflation adjustments [member] | Financials investments [member]
Disclosure of detailed information about hedged items [line items]
Totals	16,899	14,134
Hedged of inflation adjustments [member] | Other interest income [member]
Disclosure of detailed information about hedged items [line items]
Totals	2,066	711
Hedged of inflation adjustments [member] | Gain (loss) from accounting hedges [member]
Disclosure of detailed information about hedged items [line items]
Totals	$ (52,821)	$ (22,173)